UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21252

                   BACAP Alternative Multi-Strategy Fund, LLC
               (Exact name of registrant as specified in charter)

                           One Bryant Park, 28th Floor
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)


                               Michelle Rhee, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3333

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        BACAP Alternative Multi-Strategy Fund, LLC
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By (Signature and Title)*  /s/  David Bailin
                         -------------------------------------------------------
                           David Bailin, President
                           (Principal Executive Officer)

Date              August 21, 2009
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  *Print the name and title of each signing officer under his or her signature.